Note 19 - Tax assets and liabilities - Changes Deferred Taxes Assets And Liabilities (Details) - EUR (€)	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017
Deferred Assets [Member]
Deferred Tax Assets And Liabilities Line Items
Deferred Tax Assets At The Beginning	€ 15,316,000,000	€ 14,725,000,000	€ 16,391,000,000
Pensions	51,000,000	10,000,000	(795,000,000)
Financial Instruments	(15,000,000)	(52,000,000)	82,000,000
Other Assets Deferred Tax Assets	(98,000,000)	(55,000,000)	(305,000,000)
Value Corrections Deferred Assets	261,000,000	370,000,000	(385,000,000)
Other Deferred Assets	(149,000,000)	120,000,000	(366,000,000)
Seccured Deferred Tax Assets	0	(70,000,000)	2,000,000
Deferred Tax Losses	(48,000,000)	268,000,000	101,000,000
Deferred Tax At The End	15,318,000,000	15,316,000,000	14,725,000,000
Deferred Liabilities [Member]
Deferred Tax Assets And Liabilities Line Items
Deferred Tax Assets At The Beginning	2,046,000,000	2,184,000,000	3,392,000,000
Pensions	0	0	0
Financial Instruments	(122,000,000)	(291,000,000)	(367,000,000)
Other Assets Deferred Tax Assets	0	0	0
Value Corrections Deferred Assets	0	0	0
Other Deferred Assets	4,000,000	153,000,000	(841,000,000)
Seccured Deferred Tax Assets	0	0	0
Deferred Tax Losses	0	0	0
Deferred Tax At The End	€ 1,928,000,000	€ 2,046,000,000	€ 2,184,000,000